Consolidated Statement of Cash Flows - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from (used in) operating activities [abstract]
Net loss for the period	€ (110,477)	€ (43,457)	€ (188,427)	€ (63,479)
Adjustments to reconcile consolidated net profit (loss) to net cash flows
Income tax expense	199	21	46	61
Net interest	3,649	3,522	34,498	5,734
Depreciation and amortisation	2,980	1,784	4,159	2,334
Expenses for share-based payments	17,925	6,995	50,907	7,880
Net gains/losses from the disposal of intangibles and PP&E	(8)	73	74
Fair value changes of convertible loans and promissory note	2,634	55	15,164	(516)
Income tax paid	(18)	(6)	(89)	(5)
Change in provisions	92	196	116	40
Working capital adjustments:
Changes in trade and other payables	8,933	2,094	8,358	131
Change in other assets and liabilities	(1,022)	(1,756)	(2,689)	773
Cash flow from operating activities	(74,912)	(30,479)	(77,883)	(47,047)
Cash flows from (used in) investing activities [abstract]
Purchases of intangible assets, property, plant and equipment	(5,687)	(2,497)	(8,865)	(4,797)
Payments for fixed term deposit		100,000	50,000
Payments for promissory notes	1,051		630
Interest received	7		23	0
Cash flow from investing activities	34,767	(102,497)	(59,472)	(4,797)
Cash flows from (used in) financing activities [abstract]
Proceeds from convertible loans	1,850	85,900	85,900	65,500
Payments for share buy-back			763
Proceeds from share capital increase and capital contribution	7	65,081	97,320	0
Payment of transaction cost for capital contribution		504	503
Principal elements of lease payments	1,040	899	1,439	854
Interest paid	65	96	560	385
Cash flow from financing activities	752	149,482	179,955	64,261
Cash-based changes in cash and cash equivalents	(39,393)	16,506	42,600	12,417
Effect of foreign exchange rate changes on cash and cash equivalents	(15)	31	(27)	15
Net (decrease) increase in cash and cash equivalents	(39,408)	16,537	42,573	12,432
Cash and cash equivalents at the beginning of the period	102,144	59,571	59,571	47,139
Cash and cash equivalents at the end of the period	€ 62,736	€ 76,107	€ 102,144	€ 59,571